Related Party Transactions (Details) - USD ($) $ in Millions	7 Months Ended	12 Months Ended
	Sep. 14, 2018	Jan. 31, 2018
Former parent
Allocations for general corporate expenses, including management costs and corporate support services	$ 16.6	$ 18.7